Submission	Jul. 01, 2026
Submission [Line Items]
Central Index Key	0000049826
Registrant Name	ILLINOIS TOOL WORKS INC
Form Type	S-3
Submission Type	S-3ASR
Fee Exhibit Type	EX-FILING FEES